Cover	Aug. 25, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 29, 2025, Bonk, Inc. (formerly known as Safety Shot, Inc.) (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, that it closed on the transactions contemplated by that certain Securities Purchase Agreement, dated as of August 25, 2025, between the Company and the purchasers named therein, pursuant to which the Company agreed, among other things, to sell, in a private placement, 51,921,080 shares of Common Stock (the “PIPE Shares”) to an accredited investor at a purchase price of $0.4815 per share.As of October 15, 2025, the filing date of this Amendment No. 1 to the Original 8-K (this “Amended 8-K”), the PIPE Shares have not been issued as the PIPE Offering is subject to shareholder approval. Accordingly, the Company is filing this Amended 8-K to state that the PIPE Shares have not been issued as of this date. There are no other modifications or updates to any of the information made in the Original 8-K.
Document Period End Date	Aug. 25, 2025
Entity File Number	001-39569
Entity Registrant Name	BONK, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18801 N Thompson Peak Pkwy Ste 380
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BNKK
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at $8.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at $8.50 per share
Trading Symbol	BNKKW
Security Exchange Name	NASDAQ